Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Summary of Rewards Earned By Retail Customers are Deducted From Revenue

Revenue includes fee revenue, interest revenue, retail revenue, rewards and other gains (losses). Rewards earned by retail customers of the Group are deducted from revenue.

	2021	2022	2023

REVENUE	884,822	1,270,592	1,913,490
Fee revenue	519,474	724,742	1,027,545
Interest revenue	422,075	574,426	833,516
Retail revenue	-	-	68,807
Rewards	(51,981)	(44,960)	(39,578)
Other gains (losses)	(4,746)	16,384	23,200

Summary of Revenue by Segments

Revenue by segments for the years ended 31 December 2021, 2022 and 2023 is presented below:

	2021	2022	2023

Payments	217,085	333,343	478,684
Payments fee revenue	166,449	256,750	368,925
Interest revenue	50,636	76,593	109,759

Marketplace	153,604	239,609	448,223
Marketplace fee revenue	151,742	236,884	375,189
Retail revenue	-	-	68,807
Other gains	1,862	2,725	4,227

Fintech	566,114	745,023	1,026,721
Interest revenue	371,439	500,256	723,757
Fintech fee revenue	201,283	231,108	283,991
Other gains (losses)	(6,608)	13,659	18,973

Intergroup	-	(2,423)	(560)

Segment Revenue	936,803	1,315,552	1,953,068
Rewards	(51,981)	(44,960)	(39,578)

REVENUE	884,822	1,270,592	1,913,490

Summary of Fee Revenue and Retail Revenue are Presented by Timing of Revenue Recognition

Fee revenue and retail revenue are presented by timing of revenue recognition in the table below:

	2021	2022	2023
Goods and services transferred at point in time	308,480	480,514	786,267
Payments fee revenue - Transaction Revenue	156,738	243,630	342,271
Marketplace fee revenue	151,742	236,884	375,189
Retail revenue	-	-	68,807

Goods and services transferred over time	210,994	244,228	310,645
Payments fee revenue - Membership Revenue	9,711	13,120	26,654
Fintech fee revenue - Membership Revenue	9,452	4,568	3,249
Fintech fee revenue - Fintech banking service fees	191,831	226,540	280,742
TOTAL FEE AND RETAIL REVENUE	519,474	724,742	1,096,912